Other Current Assets - Schedule of Other Current Assets (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	CAD 37	CAD 36
Materials and supplies	19	21
Deferred income tax assets (Notes 3, 7)		19
Prepaid expenses and other assets	41	24
Other current assets	CAD 97	CAD 100